Earnings per Share	12 Months Ended
Jun. 30, 2013
Earnings per Share

11. Earnings per Share

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve Months Ended June 30, 2013	Twelve Months Ended June 30, 2012
Weighted-average shares outstanding-basic	79,427,661	66,139,402
Potential dilutive effect of shares to be issued to settle the debentures	14,595,564	17,994,859

Weighted-average shares outstanding-diluted	94,023,225	84,134,261

The computations for basic and diluted income per common share are as follows:

	Twelve Months Ended June 30, 2013	Twelve Months Ended June 30, 2012
Net income -basic	$3,869	$2,254
Add back: Interest expense on debentures (net of tax)	4,634	5,411

Net income used for diluted earnings per share	8,503	7,665

Basic income per share	$0.05	$0.03

Diluted income per share	$0.05	$0.03

The conversion of the convertible debentures is anti-dilutive for both years ended June 30, 2013 and 2012.